Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 551,200	¥ 554,600
Others	10,200	30,100
Profit before tax	434,191	379,180
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(200,200)	(64,400)
Gains on equity instruments	36,300	70,300
Extraordinary gains or losses and others	(45,400)	18,500
Profit before tax under Japanese GAAP	341,900	579,000
Scope of consolidation	3,100	(900)
Derivative financial instruments	68,400	(43,200)
Investment securities	53,500	(37,200)
Loans and advances	(52,600)	7,600
Investments in associates and joint ventures	(13,200)	(125,200)
Property, plant and equipment	(100)	(900)
Lease accounting	(100)	(500)
Defined benefit plans	13,700	(16,200)
Foreign currency translation	1,000	3,400
Classification of equity and liability	6,600	6,300
Others	¥ 12,000	¥ 7,000